Investment Company Accounting (Schedule of Aggregate Fair Value and the Cost of Investments) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2010 USD ($)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)
Investment Company Accounting
Closing cost	$ 1,793	[1]	¥ 148,358	[1]	¥ 249,609	[1]
Gross unrealized appreciation	1,266		104,807		104,056
Gross unrealized depreciation	(537)		(44,411)		(86,497)
Closing fair value	$ 2,522		¥ 208,754		¥ 267,168		$ 3,228	¥ 253,693	¥ 306,354

[1]	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.